________________________________________Registration_No._2-67610_

                    SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C.  20549
                       ____________________________

                                 FORM N-1A
                       ____________________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
/____/

____
     Pre-Effective Amendment No. _____
/____/

____
     Post-Effective Amendment No.__16__
/_X__/

____

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
/____/

____
     Amendment No. __16_
/_X__/
                       ____________________________

                   THE 44 WALL STREET EQUITY FUND, INC.
            [Exact name of registrant as specified in charter]

                              26 Broadway
                        New York, New York 10004
                 [Address of principal executive office]

                              (212) 248-8080
           [Registrant's telephone number, including area code]
                       ____________________________

                            MARK D. BECKERMAN
                              26 Broadway
                        New York, New York  10004
                 [Name and address of Agent for Service]
                       ____________________________

          It is proposed that this filing will become effective
(check appropriate box)

          __X___immediately upon filing pursuant to paragraph (b)
          ______on (date) pursuant to paragraph (b) of Rule 485
          ______60 days after filing pursuant to paragraph (a)(1)
          ______75 days after filing pursuant to paragraph (a)(2)
          ______on (date) pursuant to paragraph (a) of Rule 485
          ______This post-effective amendment designates a new effective date for a previously filed post-effective amendment
___________________________________________________________
   * Registrant has adopted the indefinite registration
procedure.
     Registrant's Rule 24f-2 Notice was last filed on August 31,
1995.
________________________________________________________________
               THE 44 WALL STREET EQUITY FUND, INC.


           Cross Reference Sheet Showing the Location
              in the Prospectus of the Information
               Required by the Items of Form N-1A


Registration Statement                  Caption or Location
Item and Caption     _                  in the Prospectus _

Item 1 - Cover page                     COVER PAGE

Item 2 - Synopsis                       SUMMARY OF EXPENSES

Item 3 - Condensed Financial            (Incorporated by Refer
           Information                   ence to the Annual
                                         Report to Shareholders)

Item 4 - General Description            THE 44 WALL STREET EQUITY
               of Registrant            FUND, INC.; INVESTMENT
                                        OBJECTIVES AND POLICIES

Item 5 - Management of the Fund         MANAGEMENT OF THE FUND;
                                        Back Cover Page; and
                                        Incorporated by Reference
                                        to the Annual Report to
                                        Shareholders

Item 5A - Management's Discussion       (Incorporated by
Reference
         of Fund Performance           to the Annual Report to
                                        Shareholders)

Item 6 - Capital Stock and              ADDITIONAL INFORMATION;
               Other Securities         OPERATION OF THE FUND

Item 7 - Purchase of Securities         MANAGEMENT OF THE FUND;
               Being Offered            OPERATION OF THE FUND

Item 8 - Redemption or Repurchase       REDEMPTION OF SHARES;
                                        OPERATION OF THE FUND

Item 9 - Pending Legal Proceedings      Not Applicable





PROSPECTUS






                                         October   , 1995


              THE 44 WALL STREET EQUITY FUND, INC.
             26 Broadway, New York, New York  10004
               (In New York City - (212) 248-8080)
                  (Toll Free - 1-800-543-2620)
                     (Fax - (212) 248-8578)

                     Price Quote Information
                (212) 248-9085 (In New York City)
             1-800-543-2875 (Outside New York State)

                         A NO-LOAD FUND

          The 44 Wall Street Equity Fund, Inc. ("Fund") seeks long-term capital appreciation for shareholders through investment in the securities, principally common stocks, of a relatively few companies.

          The Fund's expense ratio for the previous fiscal year is higher than that realized by most investment companies. Shareholders should carefully consider the effects of the Fund's expense ratio on an investment in Fund shares (see "Summary of Expenses," page 2).




          This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know prior to investing. Investors are advised to read this Prospectus and retain it for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission
in a Statement of Additional Information dated  October   , 1995
and is available without charge upon request to the Fund at the address or telephone numbers shown above. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.



          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      SUMMARY OF EXPENSES*


Shareholder Transaction Expenses

     Maximum Sales Load Imposed on Purchases
     (as a percentage of the offering price)               None

     Maximum Sales Load Imposed on Reinvested Dividends    None
     (as a percentage of the offering price)

     Deferred Sales Load                                   None

     Redemption Fees                                       None



Annual Fund Operating Expenses
(as a percentage of average net assets)

     Management Fees                                       1.00%
     12b-1 Fees                                            None
     Other Expenses:
       Interest expense                             .56%
       Other expenses (exclusive of
       management fees and interest expense)       3.62%   4.18%
     Total Fund Operating Expenses                         5.18%


Example

                                  1 year  3 years 5 years 10
years

You would pay the following
expenses on a $1,000 investment,
assuming (1) 5% annual return
and (2) redemption at the
end of each time period, or
alternatively, no redemption:       $ 52    $ 155   $ 258   $ 513



This table is provided to assist the investor in understanding the various costs and expenses that an investor in the Fund would bear, directly or indirectly. The example given above should not be considered as a representation of past or future expenses. Actual expenses may be greater or less than those shown above. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.


* For the fiscal year ended June 30, 1995.
                       FINANCIAL STATEMENTS

          The Fund's financial statements for the fiscal year ended June 30, 1995, including the condensed financial information for the fiscal years 1986 - 1995, are incorporated herein by reference to the Fund's Annual Report to Shareholders accompanying this prospectus.


              THE 44 WALL STREET EQUITY FUND, INC.

          The Fund is an open-end, non-diversified, managed investment company, incorporated on May 2, 1980 in the State of Maryland, with offices at 26 Broadway, New York, New York 10004.


          As an investment company, the Fund invests the monies received from the sale of its stock in other securities. As an open-end investment company, the Fund will pay any investor net asset value for the investor's shares upon demand for redemption of such shares (see "REDEMPTION OF SHARES," page ).

          The Fund may engage in transactions in exchange listed securities options, may obtain leverage by borrowing from banks, and may invest up to 10% of its assets in the securities of issuers domiciled in foreign countries.


               INVESTMENT OBJECTIVES AND POLICIES

          The sole objective of the Fund is to achieve capital appreciation through investment in the securities of relatively few companies, which will be selected for potential long-term performance. The generation of current income is not a primary criterion for selecting portfolio investments. While the Fund will seek to invest in the securities of companies undervalued by the marketplace, the Fund nevertheless intends to invest in companies with assets which the Fund deems sufficiently valuable to support the Fund's investment.

          The Fund intends to be fully invested in common stocks and other securities having investment characteristics similar to common stocks (i.e., warrants and convertible debentures). The Fund may for defensive purposes from time to time, when the investment adviser determines that market conditions warrant, temporarily invest an unlimited portion of its assets in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, or high grade commercial paper
(rated either A-1 by Standard & Poor's or Prime-1 by Moody's).
At such times as the Fund assumes a defensive posture which prompts the Fund to invest a substantial portion of its assets in the interest bearing instruments described above, the Fund will not then be pursuing its primary method for seeking its investment objective of capital appreciation.

                           RISK FACTORS

          The Fund has certain features involving greater risk, which may be viewed as being more speculative than features found in other investment companies.

          Except when described herein as a "fundamental policy", the policies so described are not fundamental policies and may be changed at any time without shareholder vote.

Non-Diversified Status

          The Fund is a non-diversified investment company. This means that the Fund is not restricted by the provisions of the Investment Company Act of 1940 with respect to the diversification of its investments. As a matter of fundamental policy, however, as to 50% of the Fund's total assets the Fund will not invest in individual companies in which the Fund has invested 5% in value of its assets or has acquired more than 10% of the outstanding voting securities of such company, measured at the time of each such investment. In addition, it generally will be the Fund's intention to adhere to the diversification requirements of the Internal Revenue Code applicable to regulated investment companies (see "Dividends, Distributions and Taxes,"
page   ).  This means that the limitations described in this
paragraph would be applicable and calculated at the close of each fiscal quarter. Moreover, no more than 25% of the Fund's total assets may be invested in the securities of any one issuer, or two or more issuers which are engaged in similar or related trades or businesses.

          As a matter of investment strategy, the Fund will not purchase the securities of any issuer as to which the Fund has invested 10% in value of its assets or has acquired more than 10% of the outstanding voting securities of such company, measured at the time of each such investment.

          Because the Fund's "non-diversified status" permits the investment of a greater portion of the Fund's assets in the securities of individual companies than would be permissible under a "diversified status", the Fund's "non-diversified status" is considered to subject the Fund to a greater degree of risk.
The Fund reserves the right to operate as a diversified investment company if such a course appears desirable in the opinion of management, in which event 75% in value of the Fund's total assets would have to be invested in companies in which the Fund had not invested 5% or more in value of its assets and in which the Fund did not own 10% or more of the company's outstanding voting securities. Once diversified as a result of a change in policy, the Fund may not thereafter resume non-diversified operations without approval by the holders of a majority of its shares.


 Leverage

          The Fund intends to borrow from banks from time to time and invest the borrowed funds. To the extent that borrowed money is utilized, the Fund's net asset value per share will tend to appreciate or depreciate more rapidly than would otherwise be the case.

          Pursuant to the provisions of the Investment Company Act of 1940, the Fund may borrow only from banks, and only if immediately after such borrowing the value of the assets of the Fund (including the amount borrowed), less its liabilities (not including any borrowings), is at least three times the amount of its borrowing. The amount of any borrowing would also be limited by the applicable regulations of the Federal Reserve Board. If, due to market fluctuations or other reasons, the value of the Fund's assets, computed as provided above, becomes at any time less than three times the amount of its outstanding bank debt, the Fund, within three days (not including Sundays and holidays), would be required to reduce its bank debt to the extent necessary to meet the required 300% net asset coverage.

          The Fund has a revolving credit agreement with its custodian bank under which the Fund can make borrowings. The maximum month-end and the average borrowings outstanding during the fiscal year were approximately $1,152,000 and $456,000, respectively. The Fund will not pledge more than 75% of its assets as security for money borrowed.

Foreign Securities

          Investments will be made primarily in securities of companies domiciled in the United States, but the Fund has authority to make investments in securities of issuers domiciled in any foreign country. Such securities involve risks that are different from those of domestic issuers, including possibly different or adverse political and economic developments and consequences, and also involve such other considerations as the then current exchange rate if such issuer pays interest or dividends in a foreign currency. Not more than 10% in value of the Fund's investments may be made in the securities of issuers domiciled in foreign countries, and such investments only will consist of foreign securities either listed on a U.S. securities exchange or traded in the U.S. over-the-counter market.

Warrants

          The Fund may invest in over-the-counter securities, as well as in securities listed on a national securities exchange.
The Fund also may invest up to 5% of its assets in warrants.
However, not more than 2% of the Fund's net assets may be invested in warrants not listed on a national securities exchange.


 "Restricted Securities" and Non-Liquid Assets

          The Fund has authority to invest up to 5% of its net assets in non-liquid assets. Non-liquid assets consist of assets which are not readily marketable, and may include (i) repurchase agreements, the maturity of which exceeds seven days, (ii) securities as to which no "bid" has been made or as to which trading has been suspended, (iii) securities which may require registration under the Securities Act of 1933 prior to sale to the public (i.e., "restricted securities") and (iv) securities of unseasoned issuers (for this purpose, an unseasoned issuer shall be deemed to be an entity which has been in operation for less than three years, including all predecessors). Non-liquid assets, if acquired, will be valued at fair value as determined in good faith by the Board of Directors of the Fund. (For further information on "restricted securities", see the Fund's Statement of Additional Information under the caption "Investment Objectives and Policies.")

Options

          The Fund may engage in transactions in exchange listed securities options. A stock option is a right to buy or sell a particular stock at a certain price for a limited period of time. Options consist of puts, calls or combinations thereof. A call option gives the purchaser the right, but not the obligation, to buy from the seller (or "writer") during the term of the option a designated security at an agreed upon price. Conversely, a put gives the purchaser a right, but not the obligation, to sell the designated security to the seller of the option at an agreed upon ("exercise") price. The Fund may purchase or write calls, limited to the writing of "covered calls." This means that the Fund must own the underlying security in order for the Fund to write the applicable options contract.

          Some of the strategies employed with options may be considered to be speculative. One type of transaction which is inherently speculative is the purchase of calls. With the purchase of a call, the Fund could lose, and would be "at risk" for, the amount of the premium paid for the call if the underlying security does not rise above the "exercise" price during the life of the call. Accordingly, the Fund will follow the practice of limiting the net "at risk" amounts with respect to the purchase of puts or calls to 10% of the Fund's net assets, determined on the date of purchase.

          The use of certain strategies involving options may tend to limit any potential gain which might result from an increase in the value of any such position. The ability of the Fund to utilize this strategy successfully will depend upon the ability of the Fund's investment adviser to forecast pertinent market movements, which cannot be assured.

                      MANAGEMENT OF THE FUND

Investment Adviser

          Pursuant to an investment advisory agreement dated June 14, 1991, which was last approved by the Fund's Board of Directors on October 5, 1995, MDB Asset Management Corporation ("Asset Management") renders investment advice to and provides supervisory management services for the Fund, subject to the control and overall supervisory authority of the Fund's Board of Directors. Asset Management is a New York corporation, formed on March 22, 1988, and is wholly owned by Mark D. Beckerman ("Beckerman"), the President and Portfolio Manager of the Fund. Asset Management is a registered investment adviser.

          As of the date of this prospectus, Beckerman was negotiating, and expects to enter into an agreement, with Sheldon
E. Goldberg and Gregory Church for the sale of all of the outstanding shares of Asset Management. In exchange, Beckerman will receive a five-year employment contract with Asset Management as Portfolio Manager of the Fund. The sale of Asset Management to Messrs. Goldberg and Church is subject to various conditions, including the approval of Fund shareholders to a new investment advisory agreement with Asset Management under its new ownership. All of the foregoing is expected to the subject of a proxy solicitation during 1996.

          Asset Management currently provides the Fund with advice and recommendations with respect to investments, investment policies, the purchase and sale of portfolio securities and management of the cash balances of and credit extended to the Fund. For its services, Asset Management is compensated at the annual rate of 1% of the value of the Fund's average daily net assets, payable monthly. The rate of compensation remains constant whether or not there are fluctuations in the Fund's net assets. Such annual rate is higher than the rate paid by most registered investment companies, but is similar to the rate contracted for by other mutual funds with comparable investment policies and is the same as the rate paid by all other equity funds advised by Asset Management since its inception.

          The Fund will pay all of its other expenses, including commissions, interest, taxes, legal and accounting fees, fees of custodians, transfer agents, registrars and dividend disbursing agents, registration and filing fees, the cost of stock certificates, costs in connection with annual or special meetings of shareholders, including the preparation and distribution of proxy soliciting materials, fees and expenses of Fund directors who are not "interested persons" (as defined in the Investment Company Act of 1940) of Asset Management, office space, office furnishings, office supplies and office equipment, including telephone service, insurance premiums, printing costs (this will not include printed material sent to persons who are not shareholders), travel expenses, salaries and related compensation of all non-officer employees, postage, association dues and extraordinary and non-recurring expenses.

          For the fiscal year ended June 30, 1995, Fund expenses
(including interest expense and the 1% management fee) were 5.18% of the Fund's average daily net assets.

          Beckerman and Company, Inc. ("BecCo"), the principal
underwriter of shares of the Fund (see "Principal Underwriter",
page   ), and Asset Management have agreed to reimburse the Fund
if Fund expenses exceed those set forth in any statutory or regulatory formula prescribed by any state in which Fund shares are registered at such time. Fund shares currently are not registered in any state which requires the Fund to be reimbursed for such excess expenses. The net effect is that Fund expenses will not be subject to any limitation, except those limitations imposed by good business judgment, and neither Asset Management nor BecCo will be required to reimburse the Fund for any such expenses. Principal Underwriter

          BecCo is a New York corporation, formed on March 31, 1988, to succeed to a brokerage business previously conducted by a partnership consisting of Beckerman, his father, George Beckerman, and his brother, Elliot Beckerman, under the name Preferred Investors Planning. BecCo is registered with the Securities and Exchange Commission as a broker-dealer under the Securities
Exchange Act of 1934. Beckerman beneficially owns 50% of the outstanding stock of BecCo, and his father and brother beneficially own 26% and 24% of such stock, respectively.

          BecCo acts as the distributor for shares of the Fund pursuant to a Distribution Agreement dated June 14, 1991, which was last approved by Fund's Board of Directors on October 5, 1995.
Fund shares are sold to the public at net asset value, without any sales charge or commission. BecCo pays the cost of sales material, including the cost of printing prospectuses other than those used to register Fund shares or otherwise comply with Federal or state law or sent to existing shareholders.


                       PURCHASE OF SHARES

By Mail

          Shares of the Fund initially may be purchased by sending a check ($1,000 minimum) together with the completed application form to the Fund, c/o DST Systems, Inc., P.O. Box 419953, Kansas
City, Missouri 64141-6953.

          Subsequent investments may be made by mailing a check
($100 or more) together with the detachable stub from the
Transaction Advice (see "General," page  ).   Subsequent
investments by mail should be sent directly to the Fund's transfer agent, DST Systems, Inc., P.O. Box 419940, Kansas City, Missouri 64173-0298 (Note: the mailing address for subsequent purchases is different from that for initial purchases.).

          Mail orders without payment enclosed will not be accepted. Third-party checks will not be accepted for payment of purchase orders.

By Telephone

          Initial and subsequent investments may be made by telephone ($1,000 minimum purchase order) by calling
1-800-637-3901. On an initial purchase, telephone orders are limited to $2,500 or less. For existing shareholders, telephone purchase orders may be placed in an amount ($1,000 minimum) not exceeding $10,000 or ten times the shareholder's then current account balance, whichever is less. Investors desiring to purchase Fund shares in excess of the allowable limits for telephone purchase orders or to make initial purchases otherwise than by mail may transmit payment for Fund shares by bank wire (see "By Bank Wire," below). Telephone orders will be taken in dollar amounts only, with full and fractional shares being issued. Each telephone purchase order will be assigned a control number (see "General," page ). Payment for shares purchased must be received by the seventh day. No bill will be sent to the investor, and it will be the responsibility of the investor to make payment within the time limitation described herein.

          In order for shareholders to participate in the telephone purchase and redemption service, they must elect to do so in writing. The election may be made on the initial application form or by writing to DST Systems, Inc. with the shareholder's signature guaranteed. A shareholder who wants to change any telephone service option previously elected may do so by filing with DST Systems, Inc. an amended application form with the shareholder's signature guaranteed. Telephone purchase orders will not be processed unless the shareholder gives the full name and account number at the time of placing the purchase order.

          Control numbers are assigned to telephone purchase orders so as to distinguish payment for those purchase orders from mail purchase orders. If an investor who utilizes the telephone purchase order service fails to include the control number on payment for the purchase order, the investor should be aware that

DST Systems, Inc., acting as agent, may treat this as a separate and additional subscription order. If such an event occurs, resulting from the investor's failure to include the control number assigned to the purchase order, the investor's account will be charged for any loss incurred from the cancellation of the purchase order. In the event the shareholder's account balance is insufficient to cover the loss, BecCo will reimburse the Fund for the difference; conversely, if the cancellation results in a gain, BecCo shall be entitled thereto.

By Bank Wire
          Shares of the Fund may be purchased by bank wire. Investors establishing new accounts, prior to sending the bank wire, should telephone DST Systems, Inc. at 1-800-637-3901 in order to obtain an account number. The wire order must contain registration instructions (i.e., full names of all investors, address, social security number or other taxpayer identification number and account number for new accounts, or only the account number for existing accounts). The name of the Fund must appear on the wire for proper credit. The investor must have the bank wire order transmitted to United Missouri Bank of Kansas City, N.A.,
10th & Grand, Kansas City, Missouri 64106, Routing # 1010-0069-5, Purchase Account No. 987037-104-9. Wire orders received by DST Systems, Inc. will be executed at the Fund's net asset value per share as next determined after receipt of the wired funds.

Through Broker-Dealers

          Investors may, if they so desire, purchase Fund shares through registered broker-dealers. Such broker-dealers may make a reasonable charge to the investor for their services. Such fees and services may vary among broker-dealers, and such broker-dealers may impose higher initial or subsequent investment requirements than those established by the Fund. Services provided by broker-dealers may include the ability to establish a margin account and to borrow on the value of the Fund shares in that account.

General

          Purchase orders received, either by the Fund's transfer agent or the investor's broker-dealer, prior to the close of trading business on the New York Stock Exchange (currently 4:00 P.M., Eastern time) on a given day will be executed at the net asset value per share computed as of the close of business on that day.

          Conditional purchase orders will not be accepted. All checks should be made payable to the Fund and should be drawn on a U.S. bank. Checks drawn on a foreign bank will not be accepted unless provision is made for payment through a U.S. bank in U.S. dollars. If payment for any purchase order is not received as specified herein, or if the investor's check is not honored upon presentment, the order is subject to cancellation, and the purchaser's existing account with the Fund immediately will be charged for any loss incurred. In the event the shareholder's account balance is insufficient to cover the loss, BecCo will reimburse the Fund for the difference; conversely, if the cancellation results in a gain, BecCo will be entitled thereto. BecCo reserves the right to accept orders at its office, to waive the minimum and maximum limitations for purchase orders, to reject any order in whole or in part, or to change or discontinue without prior notice the procedures for or availability of telephone service for purchase orders. Although telephone service is provided, investors should be aware that telephone lines are not available at all times, and usually are busy shortly prior to 4:00 P.M., Eastern time. Therefore, investors are urged to place telephone orders as early in the day as possible.

          Each investor will be sent a Transaction Advice by the Fund's transfer agent in lieu of a certificate, reflecting full and fractional shares, unless a certificate is specifically requested in writing by all registered owners. It is recommended to all shareholders that a certificate not be requested unless needed for a specific purpose. This eliminates the trouble and expense of safeguarding the stock certificate and the cost of a lost instrument bond in the event of loss or destruction and is a condition to the election of telephone service.


                      REDEMPTION OF SHARES

Redemptions by Mail

          Shares of the Fund may be redeemed by an investor by mail by writing directly to the transfer agent, DST Systems, Inc., P.O. Box 419953, Kansas City, Missouri 64141-6953, and enclosing a duly endorsed share certificate, if issued. There are no special forms for redemption. However, a written request for redemption must be signed by all owners, with all such signatures guaranteed, as described below. In the case of shares held by a corporation, the redemption request must be signed in the name of the corporation by an officer whose title must be stated, and a by-law provision or resolution of the Board of Directors, recently certified, authorizing the officer to so act must be furnished. In the case of a trust or partnership, the signature must be that of a trustee or partner in whose name the account is registered, and must include the title of the person signing. If the trustee's or partner's name is not registered on the account, a recently certified copy of the trust instrument or partnership agreement must be furnished to the Fund's transfer agent. Investors can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker-dealers, national securities exchanges, registered securities associations or clearing agencies deemed to be eligible guarantor institutions. A notary public is not acceptable. Shareholders residing abroad may obtain a signature verification from any U.S. Consulate under official seal.

Redemptions by Telephone, Telegram or Overseas Cable

          Shares of the Fund may be redeemed by an investor by
calling DST Systems, Inc., the Fund's transfer agent, at
1-800-637-3901, or by sending a telegram or overseas cable to DST
Systems, Inc., 811 Main Street, Kansas City, Missouri 64105-2005.
In order to utilize the procedure for redemption by telephone, telegram or overseas cable, a shareholder previously must have elected this option in writing, the shareholder account
previously must have been opened by and be reflected as such in the computer records of the Fund's transfer agent, the shares being redeemed must be held by the transfer agent and the redemption proceeds must be transmitted directly to the shareholder's predesignated
account at a domestic bank (see "General," page   ).  The Fund's transfer
agent will not be liable for acting upon any instruction it reasonably believes to be genuine and in accordance with the procedures described herein. Nevertheless, the Fund and/or the transfer agent may be liable for losses resulting from unauthorized or fraudulent telephone transactions in the event these procedures are not followed.

          A shareholder may elect at any time to use the telephone redemption service, which includes redemptions by telegram or overseas cable. Such election may be made on the initial application form or on other forms prescribed by the Fund. Any changes or exceptions to the original election must be made in writing, with signatures guaranteed, and will be effective upon receipt by the transfer agent. When utilizing the telephone redemption service, the shareholder must give the full name, number of shares to be redeemed (if less than all remaining shares) and account number, or the redemption request will not be processed.
For a redemption by overseas cable, you must also include the Fund name. Redemptions by telegram or overseas cable will not become effective until the writing constituting the telegram or overseas cable is received by the Fund's transfer agent.

General

          The redemption price for shares upon written request, telegram, overseas cable or telephone redemption will be the net asset value per share as next determined after receipt of such request in good order by the Fund's transfer agent (see "Net
Asset Value," page   ).  The proceeds of all redemptions will be mailed
or wired, as elected by the shareholder, on the next business day after redemption if being transmitted to the investor's account at the broker-dealer through which the Fund shares were purchased, on the third business day after the redemption if being transmitted to the investor's predesignated bank, and on the seventh day after the redemption if being transmitted otherwise. However, redemption proceeds will not be transmitted until the investor's check for the purchase of Fund shares has cleared. Where a shareholder simultaneously redeems shares for which payment has been made and shares for which the shareholder's check has not cleared, the shareholder authorizes the Fund to delay transmittal of that portion of the redemption proceeds equal to the amount of the check which has not then cleared until the shareholder's check has cleared, but such portion of the redemption proceeds will be transmitted promptly after such clearance. Where a shareholder has elected to have the redemption proceeds transmitted directly to the shareholder's predesignated account at a domestic bank, the proceeds will be wired if the account is at a commercial bank and will be sent by mail if the account is at a savings bank or if the proceeds are less than $1,000. The Fund's transfer agent will not honor any redemption request that contains a restriction as to the time, date or share price at which the redemption is to be effective. The Fund reserves the right to change or discontinue without prior notice the procedures for or availability of telephone service for redemption requests. Although telephone service is provided, investors should be aware that telephone lines are not available at all times, and usually are busy shortly prior to 4:00 P.M., Eastern time. Therefore, investors are urged to place telephone orders as early in the day as possible.

          The right of redemption may be suspended or the payment date postponed during any period when: (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings; (b) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;
(c) an emergency as defined by rules of the Securities and Exchange Commission exists; or (d) the Commission has, by order, permitted such suspension. In case of suspension of the right of redemption, the shareholder may withdraw the request for redemption or the shareholder will receive payment of the net asset value next determined after the suspension has been terminated.

          The Fund has the right to involuntarily redeem after written notice the shares of an investor, the aggregate value of whose shares is less than $500, if such investor has not purchased at least $100 of shares (other than shares acquired through reinvestment of dividends or distributions) within the twelve month period immediately preceding the date fixed for such redemption. Notice of redemption will be given by first class mail to the investor at the address on the Fund's records. The notice will fix a date of not less than 30 days in advance of the date on which it was mailed, and the shares will be redeemed at net asset value as of the close of business on that date, unless before then the investor purchases at least $100 of additional shares (apart from reinvestment of dividends or distributions). A check for the proceeds of redemption, which may be less or more than the purchase price of the shares, will be mailed to the investor at the address of record.

          Although such right has been exercised in the past, during the year the Fund did not exercise its right to involuntarily redeem any shareholder accounts.


                       TRANSFER OF SHARES

          To transfer Fund shares from an existing account, the following items must be sent directly to the Fund's transfer agent, DST Systems, Inc., P.O. Box 419953, Kansas City, Missouri
64141-6953.
          A letter requesting the transfer signed by each registered owner must be sent. The letter should give the full name, address and social security number (or taxpayer identification number) of the transferee. A stock power which should be signed by each registered owner, with signatures guaranteed, must accompany the letter. A notary public is not an acceptable guarantor. A new application completed in its entirety and signed by the new owner also is required. Application forms may be obtained by calling the Fund at (212) 248-8080 (in New
York City) and 1-800-543-2620 (toll-free).


                      OPERATION OF THE FUND

Net Asset Value

          The net asset value of the Fund's shares will be determined as of the close of trading on the New York Stock
Exchange (which currently is 4:00 P.M., Eastern time) on each day on which the New York Stock Exchange is open for trading and on which there is a sufficient degree of trading in the Fund's portfolio of investments that such net asset value might be materially affected by the changes in the underlying values of such portfolio securities, and will be computed by dividing the market value of all securities and other assets, less liabilities, by the number of the Fund's outstanding shares. Such determination is made by valuing portfolio securities listed or traded on a national securities exchange on which the security is primarily traded at the last sale price, or if there has been no sale that day, at the mean between the last bid and asked prices. Securities traded in the over-the-counter market are valued at their last bid price, and all other portfolio securities and assets, including restricted securities, will be valued at fair value as determined in good faith by the Board of Directors.

Dividends, Distributions and Taxes

          It will be the policy of the Fund to distribute at least annually substantially all of its net ordinary income and net realized capital gains, if any. In so doing, the Fund intends to comply with Subchapter M of the Internal Revenue Code, which relieves complying investment companies which distribute substantially all of their net income from Federal income tax on the amount distributed. The Fund qualified as a regulated investment company during fiscal 1995, and it intends to so qualify in future years if it is in the best interests of Fund shareholders to do so.

          It is the present policy of the Fund to declare and pay annually net ordinary income as dividends and to declare and distribute annually all net capital gains realized in excess of all then available capital loss carryforwards. These dividends and distributions are payable in Fund shares, although shareholders may elect to receive such dividends and distributions in cash upon written request to the Fund, which request must be received by the Fund prior to the close of business on or before the record date for payment of the particular dividend or distribution. Checks issued pursuant to a shareholder's request for payment in cash of a dividend or distribution are sent by first class mail to the shareholder's address as reflected in the transfer agent's records. If any such check is returned to the Fund, it automatically will be deemed to be a request by the shareholder to reinvest those proceeds and all future dividends and distributions in Fund shares unless and until the shareholder subsequently elects in writing to be paid in cash. All dividends and distributions are taxable to the shareholder whether received in cash or in Fund shares.
Reinvestment in Fund shares of the dividend or distribution will be made on the payable date.

          Distributions of dividends and short-term capital gains are taxable to a shareholder as ordinary income. The dividends
(but not the capital gains) qualify for the 70% dividends-received deduction for corporations, unless they are derived from interest or other non-dividend income or dividends from foreign corporations.

          In January of the year after the distribution, the Fund will send shareholders a Form 1099, notifying shareholders of the status of each distribution for Federal income tax purposes.

          In the event a shareholder fails to furnish a taxpayer identification number and to certify to the accuracy thereof, or the Internal Revenue Service notifies the Fund that a shareholder's taxpayer identification number is incorrect or that withholding is otherwise required, the Fund will commence withholding on such shareholder's account. Once withholding is established, all withheld amounts will be paid to the Internal Revenue Service, from whom such shareholder should seek any refund. If withholding is commenced with respect to any shareholder account, the shareholder should consult with the shareholder's attorney or tax adviser or contact the Internal Revenue Service directly. In addition, the IRS levies a fine for each incorrect or uncertified taxpayer identification number. Any such fine levied against the Fund will be assessed against the shareholder account responsible therefor.

Brokerage

          Decisions to buy and sell securities are made by the Fund based upon investment advice received from Asset Management.

     The commission rate on all exchange orders is subject to negotiation, and Asset Management will be responsible for negotiating such commission rates on behalf of the Fund. In selecting brokers or dealers to execute portfolio transactions for the Fund, an attempt will be made to negotiate the best commission rate among those dealers who in the opinion of Asset Management can obtain best price and execution for the Fund. Subject to the foregoing, in the allocation of portfolio brokerage business, Asset Management also may consider research and brokerage services provided by dealers, and is authorized to cause the Fund to pay to a dealer a commission rate or amount in excess of the rate or amount another dealer would have charged for effecting that transaction if Asset Management determines in good faith that such rate or amount of commission is reasonable in relation to the value of the research and brokerage services provided. Research services include investment recommendations, statistical research and other services, including economic and market information. Such research and brokerage services are considered to be in addition to and not in lieu of the services required to be performed by Asset
Management under its contract with the Fund. Research services furnished by brokers through whom the Fund effects securities transactions may be used by Asset Management in servicing all of the accounts of Asset Management, just as any research services provided by such brokers with respect to securities transactions for such other accounts may be used by Asset Management in servicing the Fund.

          The Investment Advisory Agreement between the Fund and
Asset Management, as authorized by Section 28(e) of the
Securities Exchange Act of 1934, permits Asset Management to cause the Fund to pay a broker-dealer (including BecCo) which furnishes brokerage or research services a higher commission than that which might be charged by a broker-dealer which does not furnish brokerage or research services or which furnishes brokerage or research
services deemed to be of a lesser value, if such commission is deemed reasonable in relation to the brokerage or research services provided by the broker-dealer, viewed in terms of either that particular transaction or Asset Management's overall
responsibilities.  In addition, Section 17(e) of the 1940 Act limits to "the usual and customary broker's commission" the
amount which can be paid by the Fund to affiliated persons acting as broker in connection with transactions effected on a securities exchange.  Rule 17e-1 under the 1940 Act provides that a
commission, fee or other remuneration does not exceed the usual and customary broker's commission if it is "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions
involving similar securities being purchased or sold on a securities exchange during a comparable period of time...."  Rule 17e-1 also requires the Board of Directors of the Fund, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund, of Asset Management or of BecCo, to adopt procedures reasonably designed to provide that the commissions paid are consistent with the above standard, to assure that the procedures continue to be appropriate, and to determine at least quarterly that the transactions have been effected in compliance with those procedures. During the fiscal year, gross commissions aggregating $5,617 were paid to BecCo by the Fund.

          Transactions in a security traded over-the-counter normally will be made through a principal market maker for such security unless, taking into consideration all factors, including the size of the transaction, a more favorable result is obtainable elsewhere. The Fund will not engage in any transaction in which either Asset Management or BecCo would be a principal. BecCo has advised that it will not receive reciprocal brokerage business as a result of brokerage business placed or principal transactions made by the Fund with others.

                     ADDITIONAL INFORMATION

Transfer and Shareholder Service Agent.    DST Systems, Inc.,
P.O. Box 419953, Kansas City, Missouri 64141-6953 acts as shareholder servicing and transfer agent for the Fund. Questions concerning shareholder accounts should be directed to The 44 Wall Street
Equity Fund, Inc., c/o DST Systems, Inc., P.O. Box 419953, Kansas City, Missouri 64141-6953, or call 1-800-637-3901. Telephone requests for information of a confidential nature will be answered by letter to the shareholder's address of record. Procedural type inquiries will be answered immediately.

Custodian.  The Bank of New York, 48 Wall Street, New York, New
York 10015 serves as custodian of the Fund's cash and securities.

Accountants. McGladrey & Pullen, LLP will serve as the independent certified public accountants for the Fund and will examine and report on the Fund's financial condition.

Reports. Each shareholder will receive semi-annual and annual financial reports of the Fund. Annual financial reports will be audited.

Retirement Plans. The Fund has available for investors a prototype retirement plan, a prototype Individual Retirement Account ("IRA") and a tax sheltered retirement plan in accordance with Section 403(b) of the Internal Revenue Code for employees of public school systems and certain other charitable organizations. For further information or application forms for these retirement plans, please write or call the Fund at the address or telephone numbers shown on the cover page.

Investment Plans.  The Fund also sponsors an Automatic
Accumulation Plan and an Automatic Withdrawal Plan. For further information or application forms for these plans, please write or call the Fund.

Voting Rights. All Fund shares are of the same class with equal voting rights. New directors will be elected by the holders of a majority of the shares at an annual or a special meeting duly called for that purpose, except that vacancies between such meetings may be filled by a majority of the remaining directors, provided that thereafter two-thirds of the directors then holding office have been duly elected by the shareholders.



 INVESTMENT ADVISER                    PRINCIPAL UNDERWRITER

MDB Asset Management Corporation      Beckerman and Company, Inc.
P.O. Box 605                          26 Broadway
Nanuet, New York  10954-0605          New York, New York 10004



                         TRANSFER AGENT

                        DST Systems, Inc.
                         1-800-637-3901

      Initial Purchases, Redemptions,        Subsequent
Transfers and all Correspondence           Investments Only
           P.O. Box 419953                  P.O. Box 419940
     Kansas City, Mo. 64141-6953          Kansas City, Mo. 64173-0298



CUSTODIAN                             AUDITORS

The Bank of New York                  McGladrey & Pullen, LLP
48 Wall Street                        555 Fifth Avenue
New York New York 10015               New York, New York  10017


_________________________________________________________________

                               TABLE OF CONTENTS

                                                                Page

SUMMARY OF EXPENSES...........................................   2

FINANCIAL STATEMENTS..........................................

THE 44 WALL STREET EQUITY FUND, INC...........................

INVESTMENT OBJECTIVES AND POLICIES............................

RISK FACTORS..................................................
    Non-Diversified Status.....................................
   Leverage...................................................
   Foreign Securities.........................................
   Warrants...................................................
   "Restricted Securities" and Non-Liquid Assets..............
   Options....................................................

MANAGEMENT OF THE FUND........................................
   Investment Adviser.........................................
   Principal Underwriter.....................................

PURCHASE OF SHARES............................................
   By Mail....................................................
   By Telephone...............................................
   By Bank Wire...............................................
   Through Broker-Dealers.....................................
   General....................................................

REDEMPTION OF SHARES..........................................
   Redemptions by Mail........................................
   Redemptions by Telephone, Telegram or Overseas Cable.......
   General....................................................

TRANSFER OF SHARES............................................

OPERATION OF THE FUND.........................................
   Net Asset Value............................................
   Dividends, Distributions and Taxes.........................
   Brokerage..................................................

ADDITIONAL INFORMATION........................................
   Transfer and Shareholder Service Agent.....................
   Custodian..................................................
   Accountants................................................
   Reports....................................................
   Retirement Plans...........................................
   Investment Plans...........................................
   Voting Rights..............................................


_________________________________________________________________

          No dealer, salesman, or other person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made.

                          -Back Cover-



 STATEMENT OF ADDITIONAL INFORMATION


                                          October  , 1995


              THE 44 WALL STREET EQUITY FUND, INC.
             26 Broadway, New York, New York  10004
               (In New York City - (212) 248-8080)
                  (Toll Free - 1-800-543-2620)
                     (Fax - (212) 248-8578)

                     Price Quote Information
                 (212) 248-9085 (In New York City)
             1-800-543-2875 (Outside New York State)


          The 44 Wall Street Equity Fund, Inc. ("Fund") seeks long-term capital appreciation for shareholders through investment in the securities, principally common stocks, of relatively few companies.












          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. RATHER, IT SHOULD BE READ IN CONJUNCTION WITH THE
FUND'S PROSPECTUS DATED  OCTOBER   , 1995, A COPY OF WHICH MAY BE
OBTAINED FROM THE FUND AT THE ADDRESS AND THE TELEPHONE NUMBERS SHOWN ABOVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES CONTAIN INFORMATION WHICH MAY BE OF INTEREST TO INVESTORS.





                             SUMMARY

          The Fund is an open-end, non-diversified investment company which seeks long-term capital appreciation for its shareholders through investment in the securities (principally common stocks, but also may include warrants and convertible debentures) of a relatively few companies. The Fund may engage in transactions in exchange listed options, may obtain leverage by borrowing from banks, and may invest up to 5% of its assets in warrants (up to 2% of the net assets in unlisted warrants).

          Fund shares may be purchased by mail through its
transfer agent, DST Systems, Inc. at the addresses listed on the back cover page, or by telephone (toll-free 1-800-637-3901), telegram or
overseas cable (see "PURCHASE OF SHARES," page   ).  There is no
sales charge or commission, and Fund shares are sold at net asset value. Shares are redeemable by mail or by telephone at their net asset value, as next determined after receipt of a redemption request. The minimum initial investment is $1,000, and subsequent investments may be made at any time in amounts of $100 or more.

          The Fund has available for its investors the following
specialized accounts:  an Automatic Accumulation Plan, retirement plans and an Automatic Cash Withdrawal Plan.  (See "SPECIAL
ACCOUNTS," page   ).

          The Fund has certain features involving greater risk,
which may be viewed as being more speculative than features found in other investment companies.  Such features consist of the
Fund's non-diversified status (see "Investment Objectives and Policies," page ), the Fund's ability to utilize leverage (see "Leverage,"
page   ) and the Fund's ability to invest in exchange listed
options, warrants, foreign securities, securities of unseasoned issuers and "restricted" securities (see "Investment Objectives and Policies," page ).

          The Fund relies on the investment advice of MDB Asset
Management Corporation ("Asset Management"), which receives for its services a monthly fee equal to the annual rate of 1% of the Fund's average net assets. While such annual rate of compensation is higher than the average rate paid by most registered investment companies, the Fund believes that the rate is comparable to that charged to investment companies which also seek to achieve their investment objective by employing those investment techniques utilized by the Fund. All Fund expenses are payable by the Fund.
Expenses payable by the Fund include legal and accounting fees, custodial and transfer agency fees, registration and filing fees, brokerage commissions, interest, taxes, office facilities, travel, printing, postage, clerical and administrative salaries and expenses of an extraordinary and non-recurring nature.
           The Fund's financial statements for the fiscal year ended June 30, 1995, including the Condensed Financial
Information for the fiscal years 1986 - 1995, are incorporated by reference to the Fund's Annual Report to Shareholders.



               THE 44 WALL STREET EQUITY FUND, INC.

          The Fund is an open-end, non-diversified, managed investment company, incorporated on May 2, 1980 in the State of Maryland, with offices at 26 Broadway, New York, New York 10004.


          As an investment company, the Fund invests the monies received from the sale of its stock in other securities. As an open-end investment company, the Fund will pay any investor net asset value for the investor's shares upon demand for redemption of such shares (see "REDEMPTION OF SHARES," page ).

Investment Objectives and Policies

          The Fund's sole objective is to achieve capital
appreciation through investment in the securities of relatively few companies, which will be selected for potential long-term performance.  Asset Management will utilize research, financial analysis and other tools of business evaluation for selecting companies and industries with above average performance or
prospects.  While the rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed appropriate, given the Fund's investment objective, its annual portfolio
turnover rate generally should not exceed 100%.  For fiscal years
1993, 1994 and 1995, the Fund's annual portfolio turnover rates
were 167.3%.   160.1% and 72.1%, respectively.  Portfolio
turnover rates exceeding 100%, as occurred in fiscal 1993 and 1994, tend to increase the amount of brokerage commissions paid, and in the future could adversely impact upon the Fund's ability to meet one of the requirements for qualifying as a regulated investment company under the Internal Revenue Code, which is that gains realized on securities held for less than three months must be limited to 30% of the Fund's gross income.

          The Fund intends to be fully invested in common stocks and other securities having investment characteristics similar to common stocks (i.e., warrants and convertible debentures). The
Fund may invest in privately offered and over-the-counter securities as well as in securities listed on a national securities exchange. The Fund also may invest up to 5% of its assets in warrants. Such warrants may be unlisted (over-the-counter) or listed on a national securities exchange. Warrants convey no rights to dividends, ownership or voting rights but only an option to purchase equity securities of the issuer at a fixed price for a fixed period of time. If such securities appreciate, the warrants may be exercised or sold at a gain, but a loss will be incurred if such securities decrease in value or the term of the warrant expires before it is exercised. Thus, warrants are considered speculative.

          The Fund reserves the right to invest from time to time, for defensive purposes on a temporary basis, an unlimited portion of its assets in United States Government securities, certificates of deposit, repurchase agreements and to hold cash.
           The Fund is a non-diversified investment company. This means that the Fund is not restricted by the provisions of the Investment Company Act of 1940 with respect to the diversification of its investments. As a matter of fundamental policy, however, as to 50% of the Fund's total assets the Fund will not invest in individual companies in which the Fund has invested 5% in value of its assets or has acquired more than 10% of the outstanding voting securities of such company, measured at the time of each such investment.

          As a matter of investment strategy, the Fund will not purchase the securities of any issuer as to which the Fund has invested 10% in value of its assets or has acquired more than 10% of the outstanding voting securities of such company, measured at the time of each such investment.

          Because the Fund's "non-diversified status" permits the investment of a greater portion of the Fund's assets in the securities of individual companies than would be permissible under a "diversified status", the Fund's "non-diversified status" is considered to subject the Fund to a greater degree of risk. The
Fund reserves the right to operate as a diversified investment company if such a course appears desirable in the opinion of management, in which event 75% in value of the Fund's total assets would have to be invested in companies in which the Fund had not invested 5% or more in value of its assets and in which the Fund did not own 10% or more of the company's outstanding voting securities. Once diversified as a result of a change in policy, the Fund may not thereafter resume non-diversified operations without approval by the holders of a majority of its shares.

          The Fund has authority to invest up to 5% of its net assets in non-liquid assets. Non-liquid assets consist of assets which are not readily marketable, and may include (i) repurchase agreements, the maturity of which exceeds seven days, (ii) securities as to which no "bid" has been made or as to which trading has been suspended, (iii) securities which may require registration under the Securities Act of 1933 prior to sale to the public and (iv) securities of unseasoned issuers (for this purpose, an unseasoned issuer shall be deemed to be an entity which has been in operation for less than three years, including all predecessors). Investments in unseasoned issuers are subject to a greater degree of risk because of the lack of earnings or operating histories. The restrictions upon the disposition of "restricted" securities may adversely affect their liquidity and marketability. Non-liquid assets, if acquired, will be valued at fair value as determined in good faith by the Board of Directors of the Fund, and the value of "restricted" securities may be less than the market value of unrestricted securities of the same type.

          Investments will be made primarily in securities of companies domiciled in the United States. Although the Fund has authority to make investments in securities of issuers domiciled in any foreign country, the Fund intends to exercise such authority only as to foreign issuers whose securities are traded in the U.S. securities markets through dollar-denominated American Depository Receipts ("ADRs"). ADRs are certificates issued by an American bank to evidence ownership of original foreign shares. The original foreign stock certificate is deposited with a foreign branch or correspondent bank of the issuing American bank. ADRs are considered to be sponsored when the foreign issuer has designated a single U.S. financial institution to act as the transfer agent for that ADR.

          The securities of foreign issuers involve risks that are different from those of domestic issuers, including possibly different or adverse political and economic developments, possible imposition of governmental restrictions and possible curtailment of dividends or principal, subject to currency blockage, at the source, and also involve such other considerations as the then current exchange rate if such issuer does not pay interest or dividends, as the case may be, in U.S. dollars. In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer, there may be less publicly available information about the foreign issuer and foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. Not more than 10% in value of the Fund's investments may be made in the securities of issuers domiciled in foreign countries.

          The Fund has authority to engage in transactions in exchange listed securities options, as such transactions are currently defined and may be defined in the future, and not just the particular types of options transactions which are described herein merely by way of example. Listed options are issued by the Options Clearing Corporation (the "OCC"), which guarantees the performance of the obligations of the parties to such options.

          A stock option is a right to buy or sell a particular stock at a certain price for a limited period of time. Options consist of puts, calls or combinations thereof. A call option gives the purchaser the right, but not the obligation, to buy from the seller (or "writer") during the term of the option a designated security at an agreed upon price. Conversely, a put gives the purchaser a right, but not the obligation, to sell the designated security to the seller of the option at an agreed upon ("exercise") price.

          Among the reasons why the Fund may purchase a call is to achieve a greater amount of leverage than would otherwise be possible by buying the underlying stock. This is so because only the amount of the "premium" need be paid when purchasing a call, rather than the full purchase price for the underlying stock. On the other hand, one reason why the Fund may engage in the selling (or "writing") of calls is to earn the premium income. The risk to the Fund in the purchase of calls is the loss of the premium paid if the price of the security has not risen during the term of the option. The risk to the Fund for writing calls is that the Fund could lose any price appreciation on the securities upon which calls have been written when those calls are exercised by the purchasers.

          The Fund will only write "covered calls." This means that the Fund must own the underlying security in order for the Fund to write the applicable options contract.

          Another strategy involving options which the Fund may use is the purchase of puts, which, as previously described, gives the Fund the right to sell a designated security already owned by the Fund to the seller of the option at an agreed upon price. The principal reason why the Fund may purchase puts would be to reduce the risk in any investment position taken by the Fund in any security. This strategy would allow the Fund to continue holding a particular security for any anticipated further price appreciation and at the same time would protect the Fund from any decline in the value of the security. However, such a strategy would effectively increase the cost of a security by the cost of the option and thereby reduce the return, if any, on that security. In addition to purchasing puts, the Fund also may write puts. The principal reason for the Fund to write a put would be to earn the "premium" income thereon. The Fund has not written any puts since the inception of its authority to engage in transactions in exchange listed securities options.

          The Fund may also engage in options transactions in various combinations, two of which are known as "spreads" and "straddles". A spread involves the simultaneous buying and writing of the same type of option (whether a put or a call) on the same underlying stock, with the options having different exercise prices or different exercise dates, or both. A straddle involves the simultaneous buying (or writing, as the case may be) of a put and a call on the same underlying security, usually for different exercise prices. The risks of straddle writing are greatest where the underlying stock has a high degree of price volatility.

          A separate and additional risk to the Fund with respect to engaging in options transactions may be that the Fund will not be able to close out its position in a particular option if and when the Fund desires to do so. The Fund's ability to close out its position as a purchaser of an exchange listed option would be dependent upon the existence of a liquid secondary market on option exchanges (i.e., the CBOE, the American, Pacific and Philadelphia Stock Exchanges). Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities;
(iv) interruption of the normal operations of an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more of the exchanges to discontinue the trading of options, in which event the secondary market on the exchange would cease to exist, although outstanding options on that exchange that had been listed by the OCC as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms.

          Some of the strategies employed with options may be considered to be speculative. One type of transaction which is inherently speculative is the purchase of calls. With the purchase of a call, the Fund is considered to be "at risk" for the amount of the premium paid for the call if the underlying security does not rise above the "exercise" price during the life of the call.
Accordingly, the Fund will follow the practice of limiting the net "at risk" amounts with respect to the purchase of puts or calls to 10% of the Fund's net assets, determined on the date of purchase.

          On the other hand, certain strategies involving options are deemed to be conservative and may tend to minimize the risk of loss due to a decline in the value of the underlying security position. At the same time, the use of these strategies may also tend to limit any potential gain which might result from an increase in the value of any such position. The ability of the Fund to utilize this strategy successfully will depend upon Asset Management's ability to forecast pertinent market movements, which cannot be assured.

          Except as are also described under "Investment
Limitations", below, the foregoing are not fundamental policies and may be changed at any time without shareholder vote.

Investment Limitations

          The Fund has adopted the following limitations, which cannot be changed without approval of the holders of a majority of its shares. The term "majority" means the lesser of (1) 67% of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or
(2) more than 50% of the Fund's outstanding shares. These limitations provide that the Fund shall not:

          1. Invest in companies for the purpose of exercising management or control or invest more than 25% of its assets in a particular industry;

          2. Purchase (i) the securities of any unseasoned issuer if by reason thereof and immediately after making such purchase the value of the Fund's aggregate investments in the securities of all such unseasoned issuers shall equal or exceed 5% of the Fund's total assets (for this purpose an unseasoned issuer shall be deemed to be an entity which has been in operation for less than three years, including all predecessors, or the equity securities of any issuer which are not readily marketable, (ii) repurchase agreements, the maturity of which exceeds seven days, and the aggregate of which repurchase agreements exceeds 5% of the Fund's total assets, or (iii) "restricted" securities, except that the Fund may invest no more than 5% of the value of its assets (at the time of investment) in portfolio securities under circumstances in which the Fund might not be free to sell such securities without being deemed an underwriter for purposes of the Securities Act of 1933 and without registration of such securities under such Act, in which case the Fund might be obliged to pay all or part of the expenses of such registration;

          3. Invest in commodities, commodity contracts or real estate, except that the Fund may invest in securities of real estate trusts or companies;

          4. Invest in interests in oil, gas or other mineral exploration or development programs, except that the Fund may purchase marketable securities of any issuer engaged in oil, gas or other mineral exploration or development programs;

          5. Make loans, except by the purchase of bonds or other obligations of types commonly sold privately to financial institutions (also see 2) (the purchase of a portion of an issue of publicly distributed bonds, debentures or other obligations is not considered the making of a loan);

          6. Borrow money, except from banks in an amount which will not cause the Fund's net assets (including the amount borrowed) to be less than 300% of such borrowed amount;

          7. Make short sales (but if securities, such as warrants or convertible debentures, are being tendered for conversion, the Fund may sell the securities to be acquired, provided that upon receipt such securities are used to close the sale);

          8. Purchase or retain securities of an issuer if the officers and directors of the Fund or Asset Management owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer;

          9. Purchase the securities of any other investment company, except as part of a merger, consolidation or acquisition;

         10. With respect to 50% of the value of its assets, invest more than 5% of the value of its assets in any one issuer, excluding United States Government securities, or purchase more than 10% of the outstanding securities of any one issuer. With respect to the other 50% of the value of its assets, the Fund will not invest more than 25% of its assets in the securities of any one issuer or any two or more issuers which pursuant to regulations under the Internal Revenue Code may be deemed to be controlled by the Fund and engaged in the same or related trades or businesses; and

      11. Write, purchase or sell puts, calls or combinations thereof (this restriction does not refer to warrants), except for puts, calls or combinations thereof listed on any national securities exchange.

Leverage

          The following information supplements the information set forth in the prospectus under the caption of "Leverage".

          Although the Fund's custody agreement with its custodial bank provides for the custodian bank to make periodic loans to the Fund on an "overdraft" basis, no borrowings were made thereunder in light of the existence of the revolving credit agreement with the custodian bank. Interest on any borrowings under the custody agreement would accrue at a rate equal to 1/2% over the custodian bank's prime commercial lending rate.

          To the extent that borrowed money is utilized and the amount borrowed is substantial, the Fund's net asset value per share may tend to appreciate or depreciate more rapidly than would otherwise be the case. This is the speculative factor known as "leverage". Interest on borrowed money would be an expense of the Fund which it would not otherwise incur, so that the Fund's net investment income could expect to be adversely impacted during periods when the Fund's borrowings are substantial.

          The Fund may not pledge more than 75% of its assets as security for money borrowed.

                     MANAGEMENT OF THE FUND

          The following information supplements the information set forth in the prospectus under the caption "MANAGEMENT OF THE
FUND".

          Asset Management advises Progressive Portfolios Series ("Progressive"), a registered investment company with aggregate net assets of approximately $2.3 million as of June 30, 1995. Progressive operates as a series mutual fund, comprised of three separate investment portfolios: the Environmental Fund
Portfolio, the Aggressive Growth Portfolio and the Value Portfolio. Asset Management receives investment advisory fees from Progressive at the same rate and on substantially similar terms as those charged to and received from the Fund.

Directors and Officers of the Fund

          *MARK D. BECKERMAN, President, Treasurer and Director,
26 Broadway, New York 10004.  President since April 1988, and
Treasurer and a Director of The 44 Wall Street Fund, Inc. from
September 1988 to May 1993.  President and a Director of
Cumberland Growth Fund, Inc. from May 1990 to September 1993.
President and Director of Asset Management and President, Treasurer and a Director of BecCo, since March 1988. Partner (from March to July
1988), and manager (from April 1987 to March 1988), Preferred
Investors Planning (broker-dealer). Analyst, from January 1986 to April 1987, The Hallwood Group (investment banking). Mr. Beckerman owns directly 11,309 shares of the Fund, and holds 12,480 shares in a brokerage account in nominee name.**

          ALBERT GRUBER, Director, 2105 Reedie Drive, Silver
Spring, Maryland 20902.  Commissioner, Montgomery County
Commission for Humanities (government) since 1991. From 1988 to 1991, Chairman, Montgomery County Committee for Ethnic Affairs
(government).  From 1985 to 1988, health systems consultant
(consulting).  Director, The 44 Wall Street Fund, Inc. from
October 1985 to May 1993. Director, Cumberland Growth Fund, Inc. from September 1990 to September 1992. Mr. Gruber owns 1,350 shares of the Fund.

          ANDREW D. SHERMAN, Director, 131 W. 33rd Street, New York, New York 10001. Executive Vice President, Kandy Kiss of California, Inc. (consumer products) since August 1993. Merchandiser, Roanna Togs (apparel manufacturer) from September 1989 to August 1993. Vice President, Larry Milberg & Co., Inc. (manufacturer of apparel) from May 1989 to September 1989. Director, The 44 Wall Street Fund, Inc., from April 1988 to May 1993. Director, Cumberland Growth Fund, Inc. from September 1990 to September 1992. Mr. Sherman owns 1,480 shares of the Fund.

          MYER M. ALPERIN, P.O. Box 3627, Scranton, Pa.
18505-0627. President, Alperin, Inc. since 1949; General Partner, NEPA Venture Capital Fund since 1984. A director of Cumberland
Growth Fund, Inc. from October 1989 to September 1992.  Mr.
Alperin owns 9,720 shares of the Fund.***
          DOMINICK A. CRUCIANI, M.D., 1360 Wyoming Avenue,
Scranton, Pa. 18503.  Physician, since 1958.  A director of
Cumberland Growth Fund, Inc. from October 1989 to September 1992.
Dr. Cruciani owns 15,634 shares of the Fund.****

_________________________________________________________________

* Messrs. Beckerman are "interested persons" of the Fund, as defined in the Investment Company Act of 1940.

** This amount does not include 33,026 shares owned beneficially and of record by Mr. Beckerman's wife, father (George Beckerman), mother and brother, as to which Mark D. Beckerman disclaims any beneficial interest. If the Beckerman family holdings are aggregated, the total (56,815 shares) would approximate 4.3% of the outstanding shares of the Fund.

*** 47,852 shares are held by a pension plan for a corporation in which Mr. Alperin is the majority stockholder; and there are
          *GEORGE BECKERMAN, Secretary, 26 Broadway, New York,
New
York 10004.  Secretary, The 44 Wall Street Fund, Inc., from
September 1988 to May 1993.  Secretary, from September 1990 to
September 1992, Cumberland Growth Fund, Inc.  Secretary and a
Director, since March 1988, BecCo (broker-dealer). General partner (from March to July 1988), and sole proprietor (from October 1958 to March 1986, and from August 1987 to February 1988), Preferred
Investors Planning (broker-dealer).  From March 1986 to September
1987, Financial Operations Principal, Hallwood Securities Corp.
(broker-dealer). President, Beckerman Agency, Inc. (insurance) since 1965.*****

          Mark D. Beckerman, the President and a director of the Fund, is the son of George Beckerman, the Secretary of the Fund.

          As of June 30, 1995, all directors and officers of the Fund as a group owned approximately 9.2% of the Fund's outstanding securities.

                       COMPENSATION TABLE

_________________________________________________________________

    (1)            (2)          (3)           (4)         (5)
Name of       Aggregate        Pension or    Estimated   Total
Person,       Compensation     Retirement    Annual
Compensation
Position      from Registrant  Benefits      Benefits    from
                               Accrued as    Upon
Registrant
                               Part of Fund  Retirement  and Fund

                             Expenses                  Complex
_____________________________Expenses__________________Complex_

Albert Gruber      $ 750        0             0         $ 1,500
 (Director)

Andrew D. Sherman  $ 750        0             0         $ 1,500
 (Director)

Myer M. Alperin    $ 750        0             0         $ 1,500
 (Director)

Dominick A. Cruciani
 (Director)        $ 750        0             0         $ 1,500

________________________________________________________________
14,550 shares held by family members, as to which Mr. Alperin disclaims any beneficial interest. The combined Alperin family holdings approximate 5.5% of the outstanding shares of the Fund.

****This amount does not include 4,642 shares owned of record by his wife, and 22,621 shares owned of record by his adult children, as to which Dr. Cruciani disclaims any beneficial interest.

***** 20,314 shares are owned by Beckerman Agency, Inc., in which George Beckerman is the majority shareholder. Family members own an additional 38,115 shares, as to which George Beckerman disclaims any beneficial interest.
          Attendance fees of $250 per meeting have been authorized for those directors who are not "interested persons"
(as such term is defined in the Investment Company Act of 1940) of Asset Management or BecCo. Messrs. Gruber, Sherman, Alperin and Dr.
Cruciani currently are the directors who are not deemed to be "interested persons" (as such term is defined in the Investment
Company Act of 1940) of Asset Management or BecCo, and consequently, are the only persons entitled to and who will receive such fees for attending meetings for the Fund's Board of Directors.

                      PRINCIPAL UNDERWRITER

          The following information supplements the information set forth in the prospectus under the caption "Principal Underwriter".

          With respect to purchase orders for Fund shares which are paid for by check, if the check is not honored upon presentment, the purchase order is subject to cancellation, and the purchaser's account with the Fund immediately is charged for any loss incurred. In the event the shareholder's account balance is insufficient to cover the loss, BecCo is required immediately to reimburse the Fund for the difference; conversely, if the cancellation results in a gain, BecCo is entitled to such gain.


                       PURCHASE OF SHARES

By Mail

          Shares of the Fund initially may be purchased by sending a check ($1,000 minimum) together with the completed application form to the Fund, c/o DST Systems, Inc., P.O. Box 419953, Kansas
City, Missouri 64141-6953.

          Subsequent investments may be made by mailing a check
($100 or more) together with the detachable stub from the
Transaction Advice (see "General", page  ).   Subsequent
investments by mail should be sent directly to the Fund's transfer agent, DST Systems, Inc., P.O. Box 419940, Kansas City, Missouri 64173-0298 (Note: the mailing address for subsequent purchases is different from that for initial purchases.).

          Mail orders without payment enclosed will not be accepted. Third-party checks will not be accepted for payment of purchase orders.

By Telephone

          Initial and subsequent investments may be made by telephone ($1,000 minimum purchase order) by calling
1-800-637-3901. On an initial purchase, telephone orders are limited to $2,500 or less. For existing shareholders, telephone purchase orders may be placed in an amount ($1,000 minimum) not exceeding $10,000 or ten times the shareholder's then current account balance, whichever is less. Investors desiring to purchase Fund shares in excess of the allowable limits for telephone purchase orders or to make initial purchases otherwise than by mail may transmit payment for Fund shares by bank wire (see "By Bank Wire", below). Telephone orders will be taken in dollar amounts only, with full and fractional shares being issued. Each telephone purchase order will be assigned a control number (see "General", page ). Payment for shares purchased must be received by the seventh day. No bill will be sent to the investor, and it will be the responsibility of the investor to make payment within the time limitation described herein.

          In order for shareholders to participate in the telephone purchase and redemption service, they must elect to do so in writing. The election may be made on the initial application form or by writing to DST Systems, Inc. with the shareholder's signature guaranteed. A shareholder who wants to change any telephone service option previously elected may do so by filing with DST Systems, Inc. an amended application form with the shareholder's signature guaranteed. Telephone purchase orders will not be processed unless the shareholder gives the full name and account number at the time of placing the purchase order.

          Control numbers are assigned to telephone purchase orders so as to distinguish payment for those purchase orders from mail purchase orders. If an investor who utilizes the telephone purchase order service fails to include the control number on payment for the purchase order, the investor should be aware that DST Systems, Inc., acting as agent, may treat this as a separate and additional subscription order. If such an event occurs, resulting from the investor's failure to include the control number assigned to the purchase order, the investor's account will be charged for any loss incurred from the cancellation of the purchase order. In the event the shareholder's account balance is insufficient to cover the loss, BecCo will reimburse the Fund for the difference; conversely, if the cancellation results in a gain, BecCo shall be entitled thereto.

By Bank Wire

          Shares of the Fund may be purchased by bank wire. Investors establishing new accounts, prior to sending the bank wire, should telephone DST Systems, Inc. at 1-800-637-3901 in order to obtain an account number. The wire order must contain registration instructions (i.e., full names of all investors, address, social security number or other taxpayer identification number and account number for new accounts, or only the account number for existing accounts). The name of the Fund must appear on the wire for proper credit. The investor must have the bank wire order transmitted to United Missouri Bank of Kansas City, N.A.,
10th & Grand, Kansas City, Missouri 64106, Routing # 1010-0069-5, Purchase Account No. 987037-104-9. Wire orders received by DST Systems, Inc. will be executed at the Fund's net asset value per share as next determined after receipt of the wired funds.

Through Broker-Dealers

          Investors may, if they so desire, purchase Fund shares through registered broker-dealers. Such broker-dealers may make a reasonable, charge to the investor for their services. Such fees and services may vary among broker-dealers, and such broker-dealers may impose higher initial or subsequent investment requirements than those established by the Fund. Services provided by broker-dealers may include the ability to establish a margin account and to borrow on the value of the Fund shares in that account.

General

          Purchase orders received, either by the Fund's transfer agent or the investor's broker-dealer, prior to the close of trading business on the New York Stock Exchange (currently 4:00 P.M., Eastern time) on a given day will be executed at the net asset value per share computed as of the close of business on that day.

          Conditional purchase orders will not be accepted. All checks should be made payable to the Fund and should be drawn on a U.S. bank. Checks drawn on a foreign bank will not be accepted unless provision is made for payment through a U.S. bank in U.S. dollars. If payment for any purchase order is not received as specified herein, or if the investor's check is not honored upon presentment, the order is subject to cancellation, and the purchaser's existing account with the Fund immediately will be charged for any loss incurred. In the event the shareholder's account balance is insufficient to cover the loss, BecCo will reimburse the Fund for the difference (this will not reduce the shareholder's responsibility); conversely, if the cancellation results in a gain, BecCo will be entitled thereto. BecCo reserves the right to accept orders at its office, to waive the minimum and maximum limitations for purchase orders, to reject any order in whole or in part, or to change or discontinue without prior notice the procedures for or availability of telephone service for purchase orders. Although telephone service is provided, investors should be aware that telephone lines are not available at all times, and usually are busy shortly prior to 4:00 P.M., Eastern time. Therefore, investors are urged to place telephone orders as early in the day as possible.

          Each investor will be sent a Transaction Advice by the Fund's transfer agent in lieu of a certificate, reflecting full and fractional shares, unless a certificate is specifically requested in writing by all registered owners. It is recommended to all shareholders that a certificate not be requested unless needed for a specific purpose. This eliminates the trouble and expense of safeguarding the stock certificate and the cost of a lost instrument bond in the event of loss or destruction and is a condition to the election of telephone service.

          In processing applications and investments, the transfer agent acts as agent for the investor and for BecCo, all in accordance with the terms of this prospectus and the application form. If the transfer agent ceases to act as such, a successor company named by the Fund will act in the same capacities so long as the shareholder's account remains open.


                      REDEMPTION OF SHARES

Redemptions by Mail

          Shares of the Fund may be redeemed by mail by writing directly to the transfer agent, DST Systems, Inc., P.O. Box
419953, Kansas City, Missouri 64141-6953, and enclosing a duly endorsed share certificate, if issued. There are no special forms for redemption. However, a written request for redemption must be signed by all owners, with all such signatures guaranteed, as described below. In the case of shares held by a corporation, the redemption request must be signed in the name of the corporation by an officer whose title must be stated, and a by-law provision or resolution of the Board of Directors, recently certified, authorizing the officer to so act must be furnished. In the case of a trust or partnership, the signature must be that of a trustee or partner in whose name the account is registered, and must include the title of the person signing. If the trustee's or partner's name is not registered on the account, a recently certified copy of the trust instrument or partnership agreement must be furnished to the Fund's transfer agent. Investors can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker-dealers, national securities exchanges, registered securities associations or clearing agencies deemed to be eligible guarantor institutions. A notary public is not acceptable. Shareholders residing abroad may obtain a signature verification from any U.S. Consulate under official seal.

Redemptions by Telephone, Telegram or Overseas Cable

          Shares of the Fund may be redeemed by calling DST
Systems, Inc., the Fund's transfer agent, at 1-800-637-3901, or by sending a telegram or overseas cable to DST Systems, Inc., 811
Main Street, Kansas City, Missouri 64105-2005.  In order to utilize the procedure for redemption by telephone, telegram or overseas cable, a shareholder previously must have elected this option in writing, the shareholder account previously must have been opened by and be reflected as such in the computer records of the Fund's transfer agent, the shares being redeemed must be held by the transfer agent and the redemption proceeds must be transmitted directly to the shareholder's predesignated account at a domestic bank (see
"General", page   ).  Net proceeds of less than $1,000 will be
mailed to the shareholder's predesignated bank account. A shareholder may elect at any time to use the telephone redemption service, which includes redemptions by telegram or overseas cable. Such election may be made on the initial application form or on other forms prescribed by the Fund. Any changes or exceptions to the original election must be made in writing, with signatures guaranteed, and will be effective upon receipt by the transfer agent. When utilizing the telephone redemption service, the shareholder must give the full name, number of shares to be redeemed (if less than all remaining shares) and account number, or the redemption request will not be processed. For a redemption by overseas cable, you must also include the Fund name. Redemptions by telegram or overseas cable will not become effective until the writing constituting the telegram or overseas cable is received by the Fund's transfer agent.

General

          The redemption price for shares upon written request, telegram, overseas cable or telephone redemption will be the net asset value per share as next determined after receipt of such request in good order by the Fund's transfer agent (see "Net
Asset Value", page   ).  The proceeds of all redemptions will be mailed
or wired, as elected by the shareholder, on the next business day after redemption if being transmitted to the investor's account at the broker-dealer through which the Fund shares were purchased, on the third business day after the redemption if being transmitted to the investor's predesignated bank, and on the seventh day after the redemption if being transmitted otherwise. However, redemption proceeds will not be transmitted until the investor's check for the purchase of Fund shares has cleared. Where a shareholder simultaneously redeems shares for which payment has been made and shares for which the shareholder's check has not cleared, the shareholder authorizes the Fund to delay transmittal of that portion of the redemption proceeds equal to the amount of the check which has not then cleared until the shareholder's check has cleared, but such portion of the redemption proceeds will be transmitted promptly after such clearance. Where a shareholder has elected to have the redemption proceeds transmitted directly to the shareholder's predesignated account at a domestic bank, the proceeds will be wired if the account is at a commercial bank and will be sent by mail if the account is at a savings bank or if the proceeds are less than $1,000. The Fund's transfer agent will not honor any redemption request that contains a restriction as to the time, date or share price at which the redemption is to be effective. The Fund reserves the right to change or discontinue without prior notice the procedures for or availability of telephone service for redemption requests. Although telephone service is provided, investors should be aware that telephone lines are not available at all times, and usually are busy shortly prior to 4:00 P.M., Eastern time. Therefore, investors are urged to place telephone orders as early in the day as possible.

          The right of redemption may be suspended or the payment date postponed during any period when: (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings; (b) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;
(c) an emergency as defined by rules of the Securities and Exchange Commission exists; or (d) the Commission has, by order, permitted such suspension. In case of suspension of the right of redemption, the shareholder may withdraw the request for redemption or the shareholder will receive payment of the net asset value next determined after the suspension has been terminated.

          The Fund has the right to involuntarily redeem after written notice the shares of an investor, the aggregate value of whose shares is less than $500, if such investor has not purchased at least $100 of shares (other than shares acquired through reinvestment of dividends or distributions) within the twelve month period immediately preceding the date fixed for such redemption. Notice of redemption will be given by first class mail to the investor at the address on the Fund's records. The notice will fix a date of not less than 30 days in advance of the date on which it was mailed, and the shares will be redeemed at net asset value as of the close of business on that date, unless before then the investor purchases at least $100 of additional shares (apart from reinvestment of dividends or distributions). A check for the proceeds of redemption, which may be less or more than the purchase price of the shares, will be mailed to the investor at the address of record.

          Although such right has been exercised in the past, during the year the Fund did not exercise its right to involuntarily redeem any shareholder accounts.


                       TRANSFER OF SHARES

          Reference is hereby made to the discussion under the caption "TRANSFER OF SHARES" contained in the Fund's prospectus.


                        SPECIAL ACCOUNTS

Automatic Accumulation Plan

          The Automatic Accumulation Plan is a convenient method for purchasing shares ($1,000 minimum and $100 each subsequent investment) on a regular basis without the need to write and mail a check each time. Upon completion of the form which pertains to the Automatic Accumulation Plan, the investor designates BecCo through its agent, DST Systems, Inc., by pre-authorized checks, to charge the regular bank account of the shareholder on a specific date in each month or quarter to provide automatic additions at net asset value to the account of such shareholder. The Automatic Accumulation Plan may be changed or cancelled at any time upon receipt by the Fund's transfer agent of written instructions or an amended application from the shareholder, with signatures guaranteed. It will be terminated automatically whenever a check is returned as being uncollected for any reason.

Self-Employed Retirement Plan ("Keogh")
Individual Retirement Accounts ("IRA")
Tax Sheltered Retirement Plan ("403(b)")

          For those self-employed individuals who wish to purchase shares of the Fund in connection with a retirement plan, the Fund has available a prototype Retirement Plan and Custodial
Agreement. Alternatively, self-employed individuals may establish their own retirement plan and invest in shares of the Fund. Fund shares may also be purchased through an Individual Retirement Account
("IRA") established under the Employee Retirement Income Security Act of 1974 ("ERISA"). ERISA also permits employees of public school systems and employees of certain other charitable organizations to enter into tax sheltered plans in accordance with Section 403(b) of the Internal Revenue Code. Share purchases under retirement plans, IRA accounts and 403(b) accounts are made at net asset value per share. Investors Fiduciary Trust Company serves as the custodian under such retirement plans. Accumulated contributions in existing retirement plans may be transferred to the Fund's retirement plans with the necessary letters of transmittal. The minimum initial investment for all Fund retirement programs is $1,000 and $100 for subsequent investments. Except for "roll-overs", payment must accompany the establishment of the plan and the purchase of Fund shares thereunder. All share redemptions under these plans will be made at net asset value. For further information concerning the Fund's retirement plans, including the fees of the custodian, write or telephone the Fund.

          Because adoption of these retirement plans may involve important tax considerations or consequences, including the imposition of a tax penalty for early withdrawals, consultation with an attorney or qualified tax adviser regarding the retirement plan is recommended.

Automatic Cash Withdrawal Plan

          An Automatic Cash Withdrawal Plan (the "Withdrawal
Plan") is available to any investor who purchases a minimum of $10,000 of Fund shares or who has acquired Fund shares which have attained a total net asset value of $10,000. Upon adoption of the Withdrawal Plan and surrender of the investor's stock certificates, if any, an account will be set up and maintained in the investor's name.
DST Systems, Inc. will liquidate a sufficient number of shares on the 26th calendar day of the month preceding such monthly or quarterly distribution to provide for periodic payments to the investor of $25 or any multiple of $5 above that amount. If the 26th calendar day is not a business day, the shares will be liquidated on the next business day. The plan will be continued until the investor's shares have been fully liquidated, either the Fund or DST Systems, Inc. gives written notice of termination, or the investor requests that the plan be terminated. The investor may request at any time that payments be changed from monthly to quarterly, or from quarterly to monthly, or have payments increased or decreased to $25 or any multiple of $5 above that amount. The investor also may request that a specified amount be liquidated or that the Withdrawal Plan be terminated and the remaining shares be delivered to the investor.

          All dividends and distributions declared on shares held in the Withdrawal Plan account are reinvested at net asset value,and additional shares so acquired are added to the share balance in the account. To the extent that withdrawals exceed income, such excess represents a return of principal.


                      OPERATION OF THE FUND

Net Asset Value

          Reference is hereby made to the discussion under the caption "Net Asset Value" contained in the Fund's prospectus.

Dividends, Distributions and Taxes

          The Fund intends to comply with Subchapter M of the Internal Revenue Code, if it is in the best interests of Fund shareholders to do so, which relieves complying investment companies which distribute substantially all of their net income of Federal income tax on the amount distributed. In order to qualify for such treatment, among other requirements, gains from the sale of securities held for less than three months must be less than 30% of gross income, and at least 90% of gross income must be derived from dividends, interest, payments with respect to securities loans and gains from the disposition of securities. The Fund intends to comply with each of these requirements, including the diversification requirement, even though the Fund's status as a non-diversified company would permit a greater concentration of its investments. For its taxable year ended June 30, 1995, the Fund qualified for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code, and intends to so qualify in future years, if it is in the best interests of Fund shareholders to do so.

          It will continue to be the policy of the Fund to distribute at least annually substantially all of its net ordinary income and net realized capital gains, if any. It is the present policy of the Fund to declare and pay net ordinary income as dividends and to declare and distribute annually all net capital gains realized, payable in Fund shares, although shareholders may elect to receive such dividends and distributions in cash upon written request to the Fund, which request must be received by the Fund prior to the close of business on the record date for payment of the particular dividend or distribution. Checks issued pursuant to a shareholder's request for payment in cash of a dividend or distribution are sent by first class mail to the shareholder's address as reflected in the transfer agent's records. If any such check is returned to the Fund, it automatically will be deemed to be a request by the shareholder to reinvest those proceeds and all future dividends and distributions in Fund shares unless and until the shareholder subsequently elects in writing to be paid in cash. All dividends and distributions are taxable to the shareholder whether received in cash or in Fund shares. Reinvestment in Fund shares of the dividend or capital will be made on the payable date.


          Any dividend or distribution declared shortly after an investor has purchased Fund shares will have the effect of reducing the net asset value of the investor's shares by the amount of the dividend or distribution. Such a dividend or distribution, although in a sense a return of capital, is subject to taxation, as described above.

          Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Fund will be required to withhold 31% of all dividends, distributions and other payments, including redemption proceeds, to such shareholder as a backup withholding procedure. In addition, shareholders will be subject to a fine payable to the Internal Revenue Service for incorrect taxpayer identification numbers.

          In the event a shareholder fails to furnish a taxpayer identification number, or the Internal Revenue Service notifies the Fund that a shareholder's taxpayer identification number is incorrect or that withholding is otherwise required, the Fund will commence withholding on such shareholder's account. Once withholding is established, all withheld amounts will be paid to the Internal Revenue Service, from whom such shareholder should seek any refund. If withholding is commenced with respect to any shareholder account, the shareholder should consult with the shareholder's attorney or tax adviser or contact the Internal Revenue Service directly.

          In light of the scope and complexity of the Tax Reform
Act, consultation with the investor's attorney or tax adviser is recommended.

Brokerage

          Reference is hereby made to the discussion under the caption "Brokerage" contained in the Fund's prospectus.



              SHAREHOLDER SERVICE AND TRANSFER AGENT

          DST Systems, Inc. serves as shareholder servicing and transfer agent for the Fund. Questions concerning shareholder accounts should be directed to The 44 Wall Street Equity Fund,
Inc., c/o DST Systems, Inc., P.O. Box 419953, Kansas City,
Missouri 64141-6953, or call 1-800-637-3901. Telephone requests for information of a confidential nature will be answered by letter to the shareholder's address of record. Procedural type inquiries will be answered immediately.


                    DESCRIPTION OF THE SHARES

Capital Stock

          The authorized capital of the Fund consists of
100,000,000 shares of common stock, par value $.001 each. All shares are of the same class, with equal rights and privileges.
Each share is entitled to one vote and to participate equally in dividends and distributions declared by the Fund and, on liquidation, in its net assets remaining after satisfaction of its outstanding liabilities. When issued, Fund shares will be fully paid and non-assessable and will have no preemptive, conversion or exchange rights.  Shareholders are entitled to redeem shares as
set forth under "REDEMPTION OF SHARES", page   .  The shares are
transferable without restriction.

Voting Rights

          The By-laws of the Fund provide for annual meetings of shareholders, and new directors will be elected by the holders of a majority of the shares at an annual or a special meeting duly called for that purpose, except that vacancies between such meetings may be filled by a majority of the remaining directors, provided that thereafter two-thirds of the directors then holding office have been duly elected by the shareholders. As a Maryland corporation, the Fund would not be required to hold annual meetings of shareholders if the Fund's By-laws did not so provide. The Fund's By-laws may be amended by the Fund's Board of Directors.
In the event the Fund's By-laws are amended to remove the presently existing requirement for the holding of annual meetings of shareholders, at such time the Fund would undertake, (i) if requested to do so by the holders of at least 10% of the Fund's then outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of any director, and (ii) to assist in the communication with Fund shareholders, as required by Section 16(c) of the 1940 Act.

Non-Cumulative Voting

          Fund shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining shares so voting will not be able to elect any directors.


                      FINANCIAL STATEMENTS

          The Fund's financial statements for the fiscal year ended June 30, 1995 are incorporated herein by reference to the Fund's Annual Report to Shareholders.


 INVESTMENT ADVISER                   PRINCIPAL UNDERWRITER

MDB Asset Management Corporation     Beckerman and Company, Inc.
P.O. Box 605                         26 Broadway
Nanuet, New York  10954-0605         New York, New York 10004


                         TRANSFER AGENT

                        DST Systems, Inc.
                         1-800-637-3901

    Initial Purchases, Redemptions,          Subsequent
           Transfers
    and all Correspondence                Investments Only
          P.O. Box 419953                  P.O. Box 419940
     Kansas City, Mo. 64141-6953      Kansas City, Mo. 64173-0298


CUSTODIAN                            AUDITORS
The Bank of New York                 McGladrey & Pullen, LLP
48 Wall Street                       555 Fifth Avenue
New York, New York 10015             New York, New York  10017


_________________________________________________________________

                           TABLE OF CONTENTS

                                                                Page

SUMMARY.......................................................    2

THE 44 WALL STREET EQUITY FUND, INC. .........................

   Investment Objectives and Policies.........................

   Investment Limitations.....................................

   Leverage...................................................

MANAGEMENT OF THE FUND........................................

   Investment Adviser.........................................

   Directors and Officers of the Fund.........................

PRINCIPAL UNDERWRITER.........................................

PURCHASE OF SHARES............................................
   Purchases..................................................
   Through Broker-Dealers.....................................
   General....................................................

REDEMPTION OF SHARES..........................................
   Redemptions by Mail........................................
   Redemptions by Telephone, Domestic Telex or Overseas Cable.
   General....................................................


TRANSFER OF SHARES............................................

SPECIAL ACCOUNTS..............................................
   Automatic Accumulation Plan................................
   Self-Employed Retirement Plan..............................
   Individual Retirement Accounts ("IRA").....................
   Tax Sheltered Retirement Plan ("403(b)")...................
   Automatic Cash Withdrawal Plan.............................

OPERATION OF THE FUND.........................................
   Net Asset Value............................................
   Dividends, Distributions and Taxes.........................
   Brokerage..................................................

SHAREHOLDER SERVICE AND TRANSFER AGENT........................

DESCRIPTION OF THE SHARES.....................................
   Capital Stock..............................................
   Voting Rights..............................................
   Non-Cumulative Voting......................................

FINANCIAL STATEMENTS..........................................



_________________________________________________________________

          No dealer, salesman, or other person has been authorized to give any information or to make any representations other than those contained in the Prospectus in connection with the offer contained in the Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. The Prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made.



                          -Back Cover-




                   PART C.  OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

     (a)  Included in the Prospectus:

               Accountants' Report (a).

               Statement of Assets and Liabilities as at June 30,

               1995 (a).

               Statement of Operations for the year ended June 30, 1995 (a).

               Statement of Changes in Net Assets for the year ended June 30, 1995 (a).
               Statement of Portfolio of Investments in Securities as at June 30, 1995 (a).

               Notes to Financial Statements (a).

          Included in Part C of the Registration Statement:

               Consent of Independent Certified Public Accountants.

     (b)  Exhibits:

          (1)  Copies of the charter as now in effect (b);

          (2) Copies of the existing By-Laws or instruments corresponding thereto (b);

          (4) Specimens or copies of each security issued by the Registrant, including copies of all con-stituent instruments, defining the rights of the holders of such securities, and copies of each security being registered (b);

          (5) Copies of the Investment Advisory Agreement dated June 14, 1991, relating to the management of the assets of the Registrant (c);


_________________________
(a) Incorporated by reference to Registrant's Annual Report to
Shareholders for the fiscal year ended June 30, 1995.

(b) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1, filed October 7, 1980.

(c) Incorporated by reference to the Registrant`s Notice and Proxy Statement dated April 26, 1991.
          (6)  Copies of the Distribution Agreement dated June
               14, 1991 between the Registrant and Beckerman and Company, Inc.,the principal underwriter (c);

     (8) (a) Copies of the Custody Agreement under Section 17(f) of the 1940 Act, with respect to securi-ties and similar investments of the Registrant, including the schedule of remuneration (b);

          (b) Copies of the Transfer Agency Agreement between the Registrant and Supervised Services Company (d);

     (10) An opinion and consent of counsel as to the legality of the securities being registered, in-dicating whether they will when sold be legally issued, fully paid and non-assessable (e).

Item 25.  Persons Controlled by or Under Common Control With Registrant

          Not applicable.

Item 26.  Number of Holders of Securities

                  (1)                                  (2)
                                                Number of Record
            Title of Class                       ___Holders_____

             Common Stock                 (2,535 as at September 30,
                                                 1995)

Item 27.  Indemnification

          Article Five of Registrant's By-Laws provides as follows:

     (a)  The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any
          threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director or officer of the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such
          action, suit or proceeding if he acted in good faith as determined by independent legal counsel and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.
_________________________________________________________________

(d) Incorporated by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A, filed
November 12, 1991.
     (b) For purposes of subparagraph (a) hereof, the termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, or itself, create a presumption that any person did not act in good faith as determined by independent legal counsel and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

     (c) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Corporation against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith as determined by independent legal counsel and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

     (d) No person shall be indemnified under subparagraph (c) hereof in respect to any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court of law in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which said court shall deem proper, provided such director or officer is not found to be grossly negligent in the performance of his duty to the Corporation and/or adjudged to be liable by reason of his willful misconduct.

     (e) Any indemnification under subparagraphs (a) or (c) hereof (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director or officer is proper in the circumstances because such determination is based upon an opinion of independent legal counsel.

     (f) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized by the Board of Directors in the manner provided in subparagraph (e) upon receipt of a bond

__________________________________________________

(e) Incorporated by reference to the Registrant's Rule 24f-2
Notice, filed on August 31, 1995 provided by and on behalf of the director or officer, to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation hereunder.

     (g) The indemnification provided hereunder shall not be deemed exclusive of any other rights to which those who are required to be, or who may be, indemnified hereunder might be entitled under any other provisions hereof, agreement, vote of stockholders or vote of disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director of officer, and shall inure to the benefit of the heirs, executors and administrators of such a person.

     (h) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation against any liability asserted against him and incurred by him in any such capacity arising out of his status as such. However, in no event will the Corporation purchase insurance to indemnify any such person for any act which the Corporation itself is not permitted to indemnify him.

     (i) Nothing herein contained shall protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Item 28.  Business and Other Connections of Investment Adviser

Mark D. Beckerman   - President, Treasurer and a director of the
                      Fund is President, director and sole shareholder of MDB Asset Management Corporation, the Fund's investment adviser, and President, Treasurer and a Director of, and 50% shareholder in, Beckerman and Company, Inc., the Fund's principal underwriter.



 Item 29.  Principal Underwriters

     (a)  Progressive Portfolios Series
     (b)
         (1)                (2)                        (3)

Name and Principal    Positions and Offices      Position of Offices
 Business Address       with Underwriter          with Registrant

Mark D. Beckerman       President, Treasurer   President,Treasurer and
26 Broadway             and Director            Director
New York, N.Y. 10004

George Beckerman        Secretary and Director  Secretary
P.O. Box 605
Nanuet, N.Y. 10954-0605

Elliot Beckerman        Vice President and      Vice President
211 East 53rd Street    Director
New York, N.Y.  10150

     (c)  Not applicable.

Item 30.  Location of Accounts and Records

          The accounts, books and other documents required to be maintained by the Fund by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at the following locations: The 44 Wall Street Equity Fund, Inc., 26 Broadway, New York, New York 10004, and 95 Briar Road, Nanuet, New York 10954; and DST Systems, Inc., 811 Main Street, Kansas City, Missouri 64105-2005.

Item 31.  Management Services

          The Distribution Agreement dated June 14, 1991 between the Fund and Beckerman and Company, Inc. is discussed in Part A of this Registration Statement.

Item 32.  Undertakings

          The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.



                               SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 16 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 27th day of October, 1995.

                              THE 44 WALL STREET EQUITY FUND, INC.


                              By:_/s/ Mark D. Beckerman_________
                                  (Mark D. Beckerman, President)


          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.16 to the Registration
Statement has been signed below by the following persons in the capacities and on the dates indicated.

____Signature_____         ______Title__________    _____Date________



/s/ Mark D. Beckerman_
(Mark D. Beckerman)         President, Treasurer      October 27,
1995
                            and Director (Principal
                            Executive Officer and
                            Principal Financial
                            Accounting Officer)

/s/ Albert Gruber_____
(Albert Gruber)             Director                  October 27,
1995


/s/ Andrew D. Sherman_
(Andrew D. Sherman)         Director                  October 27,
1995


/s/                  _
(Myer M. Alperin)           Director                  October   ,
1995



/s/ Dominick A. Cruciani
(Dominick A. Cruciani)      Director                  October 27,
1995




              CONSENT OF CERTIFIED PUBLIC ACCOUNTANTS



The Board of Directors
The 44 Wall Street Equity Fund, Inc.


          We hereby consent to the use of our report dated August 10, 1995 on the financial statements of The 44 Wall Street Equity Fund, Inc., referred to therein in Post-Effective Amendment No 16 to the Registration Statement on Form N-1A, File No. 2-67610, as filed with the Securities and Exchange Commission.

          We also consent to the reference to our firm in the Prospectus under the caption "Accountants".



                              MCGLADREY & PULLEN, LLP


New York, New York
October 30, 1995


As filed with the Securities and Exchange Commission on October 31, 1995 _____________________________Registration No. 2-67610__
                    SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C.  20549
                       ____________________________

                                 FORM N-1A
                       ____________________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
/____/

____
     Pre-Effective Amendment No. _____
/____/

____
     Post-Effective Amendment No.__16__
/_X__/

____


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
/____/

____
     Amendment No. __16_
/_X__/
                       ____________________________

                   THE 44 WALL STREET EQUITY FUND, INC.
            [Exact name of registrant as specified in charter]

                              26 Broadway
                        New York, New York 10004
                 [Address of principal executive office]

                              (212) 248-8080
           [Registrant's telephone number, including area code]
                       ____________________________

                            MARK D. BECKERMAN
                              26 Broadway
                        New York, New York  10004
                 [Name and address of Agent for Service]
                       ____________________________

          It is proposed that this filing will become effective
(check appropriate box)

          __X___immediately upon filing pursuant to paragraph (b)
          ______on (date) pursuant to paragraph (b) of Rule 485
          ______60 days after filing pursuant to paragraph (a)(1)
          ______75 days after filing pursuant to paragraph (a)(2)
          ______on (date) pursuant to paragraph (a) of Rule 485
          ______This post-effective amendment designates a new
                 effective date for a previously filed post-effective
                 amendment
_________________________________________________________________
________________________________________________________________
   * Registrant has adopted the indefinite registration
procedure.
     Registrant's Rule 24f-2 Notice was last filed on August 31,
1995.
_________________________________________________________________
_________________________________________________________________



                              SIGNATURES

          Pursuant to the requirements of the Securities Act of
1933 and the Investment Company Act of 1940, the Registrant has
duly caused this Post-Effective Amendment No. 16 to the
Registration Statement to be signed on its behalf by the
undersigned, thereto duly authorized, in the City of New York,
and State of New York, on the      day of October, 1995.

                              THE 44 WALL STREET EQUITY FUND,
INC.



By:___________________________________
                                  (Mark D. Beckerman, President)


          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.16 to the Registration
Statement has been signed below by the following persons in the capacities and on the dates indicated.

_____Signature_____         ______Title__________    _____Date________



___________________________
(Mark D. Beckerman)         President, Treasurer      October   ,
1995
                            and Director (Principal
                            Executive Officer and
                            Principal Financial
                            Accounting Officer
___________________________
(Albert Gruber)             Director                  October   ,
1995



___________________________
(Andrew D. Sherman)         Director                  October   ,
1995



___________________________
(Myer M. Alperin)           Director                  October   ,
1995



___________________________
(Dominick A. Cruciani)      Director                  October   ,
1995